INCOME TAXES (Narrative) (Details)	12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Minimum [Member] USD ($)	Dec. 31, 2014 Minimum [Member] CNY	Dec. 31, 2014 PRC [Member] USD ($)	Dec. 31, 2014 PRC [Member] 2016 [Member] USD ($)	Dec. 31, 2014 PRC [Member] 2017 [Member] USD ($)	Dec. 31, 2014 PRC [Member] 2018 [Member] USD ($)	Dec. 31, 2014 PRC [Member] 2019 [Member] USD ($)	Dec. 31, 2014 Overseas [Member] Minimum [Member]	Dec. 31, 2014 Overseas [Member] Maximum [Member]	Dec. 31, 2014 US [Member] 2032 to 2034 [Member] USD ($)	Dec. 31, 2014 ReneSola Jiangsu [Member]	Dec. 31, 2014 Sichuan ReneSola [Member]	Dec. 31, 2014 ReneSola Zhejiang [Member]	Dec. 31, 2014 Zhejiang ReneSola PV Materials [Member]	Dec. 31, 2014 Sichuan Ruiyu [Member]	Dec. 31, 2014 Energy-Saving Technology [Member]	Dec. 31, 2014 Sichuan SiLiDe [Member]	Dec. 31, 2014 Beijing Xuyuan [Member]	Dec. 31, 2014 Zhejiang Academe [Member]	Dec. 31, 2014 Rene Sola Kexu [Member]	Dec. 31, 2014 Rene Sola Bangsheng [Member]	Dec. 31, 2014 Renesola Xinlian [Member]	Dec. 31, 2014 Rene Sola Fuyun [Member]	Dec. 31, 2014 ReneSola Zhejiang Solar New Energy Academe ("Zhejiang Academe")	Dec. 31, 2014 ReneSola Germany [Member] USD ($)
INCOME TAXES
Statutory income tax rate in PRC (as a percent)	25.00%	25.00%	25.00%								10.00%	35.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	20.00%
Reduced income tax rate for high-new-technology (as a percent)														15.00%	15.00%	15.00%
Period for applicability of reduced income tax rate for high-new-technology enterprises														3 years	3 years	3 years
Percentage of super deduction for research and development in addition to actual expenses deduction						50.00%
Period of statute of limitations	3 years
Extended period of statute of limitations	5 years
Amount of underpayment of tax considered for applicability of extended period of statute of limitations Period				$ 16,266	100,000
Period of statute of limitations in case of transfer pricing adjustment	10 years
Net operating loss carryforwards						324,921,215	31,231,544	178,017,621	58,369,036	57,303,014			11,872,959															18,798,465
Deferred taxes recorded on undistributed earnings	0
Temporary difference for which no deferred tax liability recognized	51,500,000	52,300,000
Reversal or addition of unrecognized tax benefits	0	0	0
Interests and penalties related to uncertain tax positions	$ 0	$ 0	$ 0